Financial Assets at Fair Value through Profit or Loss (Details) - USD ($)			12 Months Ended
	Dec. 22, 2023	Aug. 08, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Fair value of purchase warrants			$ (6,047,848)	$ (10,176,995)	$ (6,063,086)
Warrants [member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Cash in return	$ 300,000
Fair value of purchase warrants	$ 411,403
Gravity Markets Limited [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Percentage of equity interest		0.26%
Cash in return		$ 100,001
NextGen Digital Venture Limited [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Percentage of equity interest	40.00%
NextGen Digital Venture Limited [Member] | Warrants [member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Combination shares (in Shares)	300,000